UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Diversified Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
ARES CLO Funds,
Series 2005-10A, Class B,
0.68%, 9/18/17 (a)(b)	USD	250	$ 205,000
Castle Garden Funding,
Series 2005-1A, Class B1,
1.05%, 10/27/20 (a)(b)		520	381,680
Flagship CLO, Series 2006-1A,
Class B, 0.64%, 9/20/19 (a)(b)		500	392,500
Goldentree Loan Opportunities III,
Ltd., Series 2007-3X, Class B,
0.94%, 5/01/22 (b)		400	306,000
LCM LP, Series 8A, Class C, 3.29%,
1/14/21 (a)(b)		850	803,675
North Street Referenced Linked
Notes 2000-1 Ltd.,
Series 2005-8A, Class D,
14.79%, 6/15/41 (a)(b)		1,350	54,000
Total Asset-Backed Securities – 1.6%			2,142,855
Common Stocks (c)		Shares
Building Products — 0.2%
Masonite Worldwide Holdings		6,589	243,793
Nortek, Inc.		1,570	64,370
			308,163
Capital Markets — 0.2%
E*Trade Financial Corp.		14,300	210,925
Chemicals — 0.0%
Wellman Holdings, Inc.		1,613	81
Electrical Equipment — 0.0%
Medis Technologies Ltd.		176,126	3,522
Hotels, Restaurants &
Leisure — 0.0%
Buffets Restaurants Holdings,
Inc.		688	2,511
Metals & Mining — 0.1%
Euramax International		468	141,419
Paper & Forest Products — 1.0%
Ainsworth Lumber Co. Ltd.		202,678	497,539
Ainsworth Lumber Co. Ltd. (a)		349,782	858,653
			1,356,192

Common Stocks (c)		Shares	Value
Software — 0.3%
Bankruptcy Management
Solutions, Inc.		536	$ 268
HMH Holdings/EduMedia		46,741	233,705
TiVo, Inc.		13,755	113,066
			347,039
Total Common Stocks – 1.8%			2,369,852
		Par
Corporate Bonds		(000)
Airlines — 0.5%
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16	USD	285	310,015
United Air Lines, Inc., 12.75%,
7/15/12		297	333,787
			643,802
Auto Components — 0.8%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		13	13,375
Icahn Enterprises LP, 7.75%,
1/15/16		1,065	1,059,675
			1,073,050
Building Products — 2.7%
CPG International I, Inc., 7.50%,
7/01/12 (b)		2,500	2,484,375
Nortek, Inc., 11.00%, 12/01/13		639	672,101
Ply Gem Industries, Inc., 11.75%,
6/15/13		400	424,000
			3,580,476
Capital Markets — 0.1%
E*Trade Financial Corp., 3.95%,
8/31/19 (a)(d)(e)		83	118,379
KKR Group Finance Co., 6.38%,
9/29/20 (a)		80	81,333
			199,712
Chemicals — 1.0%
CF Industries, Inc., 6.88%,
5/01/18		445	488,387
Wellman Holdings, Inc., Subordinate
Note (d):
(Second Lien), 10.00%,
1/29/19 (a)		894	777,780

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	MSCI	Morgan Stanley Capital International
FKA	Formerly Known As	USD	US Dollar

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Chemicals (concluded)
Wellman Holdings, Inc., Subordinate
Note (d): (concluded)
(Third Lien), 5.00%, 1/29/19 (f) USD		294	$ 114,483
			1,380,650
Commercial Banks — 0.8%
CIT Group, Inc.:
7.00%, 5/01/16		70	68,775
7.00%, 5/01/17		760	741,000
Glitnir Banki HF (c)(g):
4.76%, 4/20/10 (a)		65	19,663
6.38%, 9/25/12 (a)		365	110,412
Series EMTN, 5.07%,
1/27/10	EUR	100	38,941
Series EMTN, 3.00%,
6/30/10		120	46,730
			1,025,521
Commercial Services &
Supplies — 0.6%
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (a)	USD	150	151,875
Clean Harbors, Inc., 7.63%,
8/15/16		360	379,800
The Geo Group, Inc., 7.75%,
10/15/17		250	265,000
			796,675
Consumer Finance — 0.4%
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		450	472,500
Containers & Packaging — 0.5%
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	250	327,756
7.75%, 11/15/19		240	320,098
			647,854
Diversified Financial Services —
1.5%
Ally Financial Inc.:
5.38%, 6/06/11	EUR	110	142,785
6.88%, 9/15/11	USD	150	153,563
7.50%, 12/31/13		20	21,050
2.50%, 12/01/14 (b)		750	671,275
8.00%, 3/15/20 (a)		30	30,900
7.50%, 9/15/20 (a)		370	362,600
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		80	83,400
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (a)		300	312,750
Reynolds Group Issuer, Inc.,
7.75%, 10/15/16 (a)	EUR	200	267,397
			2,045,720
Diversified Telecommunication
Services — 0.6%
ITC Deltacom, Inc., 10.50%,
4/01/16	USD	220	235,950
Qwest Corp., 8.38%, 5/01/16		500	600,000
			835,950

	Par
Corporate Bonds	(000)	Value
Food & Staples Retailing — 0.1%
Rite Aid Corp., 8.00%, 8/15/20 (a) USD	130	$ 133,900
Food Products — 0.5%
B&G Foods, Inc., 7.63%, 1/15/18	300	310,875
Smithfield Foods, Inc., 10.00%,
7/15/14 (a)	280	316,400
		627,275
Health Care Providers & Services —
0.2%
HCA, Inc., 7.25%, 9/15/20	235	246,456
Health Care Technology — 0.4%
IMS Health, Inc., 12.50%,
3/01/18 (a)	400	466,000
Hotels, Restaurants &
Leisure — 1.1%
Dunkin Finance Corp., 9.63%,
12/01/18 (a)	10	10,063
Harrah’s Operating Co., Inc.,
10.00%, 12/15/18	25	21,125
Little Traverse Bay Bands of
Odawa Indians, 10.25%,
2/15/14 (a)(c)(g)	262	216,150
MGM Resorts International,
11.13%, 11/15/17	390	440,700
Travelport LLC, 4.92%,
9/01/14 (b)	810	733,050
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14 (c)(g)	120	288
		1,421,376
Household Durables — 0.4%
Beazer Homes USA, Inc., 12.00%,
10/15/17	500	572,500
Independent Power Producers &
Energy Traders — 1.5%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (a)	750	789,375
Energy Future Holdings Corp.,
10.00%, 1/15/20 (a)	400	409,261
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20	350	358,979
NRG Energy, Inc.:
7.25%, 2/01/14	245	249,900
7.38%, 2/01/16	190	190,950
		1,998,465
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15
(a)(f)	722	782,902
Machinery — 0.7%
ESCO Corp., 4.17%, 12/15/13 (a)(b)	920	921,150
Media — 2.2%
CSC Holdings, Inc., 8.50%,
4/15/14	180	197,325
Checkout Holding Corp., 10.99%,
11/15/15 (a)(e)	425	257,125
Clear Channel Worldwide Holdings,
Inc., Series B, 9.25%, 12/15/17	774	826,245

2 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Media (concluded)
DISH DBS Corp., 7.00%, 10/01/13 USD	375	$ 399,375
TL Acquisitions, Inc., 10.50%,
1/15/15 (a)	225	225,000
UPC Germany GmbH, 8.13%,
12/01/17 (a)	1,000	1,040,000
		2,945,070
Metals & Mining — 1.1%
FMG Resources August 2006 Pty
Ltd., 7.00%, 11/01/15 (a)	410	415,130
RathGibson, Inc., 11.25%,
2/15/14 (c)(g)	1,390	6,950
Ryerson, Inc., 7.66%,
11/01/14 (b)	1,075	1,002,437
		1,424,517
Multiline Retail — 0.2%
Dollar General Corp., 11.88%,
7/15/17 (f)	215	249,400
Oil, Gas & Consumable Fuels —
0.6%
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)	150	159,750
OPTI Canada, Inc., 9.00%,
12/15/12 (a)	625	621,875
		781,625
Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (a)(f)	703	629,106
Clearwater Paper Corp., 10.63%,
6/15/16	190	218,025
NewPage Corp., 11.38%,
12/31/14	250	226,250
Verso Paper Holdings LLC:
11.50%, 7/01/14	160	173,600
Series B, 4.04%, 8/01/14 (b)	170	151,300
		1,398,281
Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc.,
4.05%, 12/01/13 (b)	260	212,550
Valeant Pharmaceuticals
International (a):
6.75%, 10/01/17	45	44,438
7.00%, 10/01/20	60	58,500
		315,488
Professional Services — 0.1%
FTI Consulting, Inc., 6.75%,
10/01/20 (a)	85	85,850
Real Estate Investment Trusts
(REITs) — 0.0%
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22 (a)	65	64,838
Wireless Telecommunication
Services — 1.6%
Cricket Communications, Inc.,
7.75%, 5/15/16	850	869,125
Digicel Group Ltd. (a):
9.13%, 1/15/15 (f)	279	281,790
8.25%, 9/01/17	100	105,000
iPCS, Inc., 2.41%, 5/01/13 (b)	200	191,000

		Par
Corporate Bonds		(000)	Value
Wireless Telecommunication
Services (concluded)
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	USD	625	$ 624,219
			2,071,134
Total Corporate Bonds – 22.1%			29,208,137
Floating Rate Loan Interests (b)
Aerospace & Defense — 2.3%
DynCorp International, Term Loan,
6.25%, 7/07/16		675	679,211
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked
Deposit, 2.29%, 3/26/14		45	38,118
Term Loan, 2.26% - 2.29%,
3/26/14		752	637,595
SI Organization, Inc., Term Loan B,
5.75%, 11/03/16		1,075	1,069,625
TASC, Inc.:
Tranche A Term Loan, 5.50%,
12/18/14		315	315,548
Tranche B Term Loan, 5.75%,
12/18/15		255	255,847
			2,995,944
Auto Components — 2.0%
Allison Transmission, Inc., Term
Loan, 3.01% - 3.04%, 8/07/14		1,120	1,081,045
Dana Holding Corp., Term
Advance, 4.51% - 4.54%,
1/30/15		302	302,506
Exide Global Holdings Netherlands
C.V., European Borrower, Term
Loan, 4.13%, 5/15/12	EUR	146	178,515
Global Autocare, Term Loan B,
6.00%, 11/02/16	USD	595	595,372
United Components, Inc., Term
Loan, 6.25%, 3/16/17		500	504,125
			2,661,563
Automobiles — 1.1%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.01% - 3.05%, 12/15/13		1,468	1,452,370
Tranche B-2 Term Loan,
3.01% - 3.05%, 12/15/13		24	23,343
			1,475,713
Biotechnology — 0.5%
Grifols SA, Term Loan B, 6.00%,
10/01/16		600	605,250
Building Products — 2.4%
Armstrong World Industries, Inc.,
Term Loan B, 3.78%, 5/17/16		525	528,281
Goodman Global, Inc., Term
Loan B, 5.75%, 10/13/16		2,250	2,264,850

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Building Products (concluded)
Momentive Performance Materials
(Blitz 06-103 GmbH),
Tranche B-2 Term Loan, 3.05%,
12/04/13	EUR	319	$ 390,994
			3,184,125
Capital Markets — 1.0%
American Capital Ltd., Term
Loan B, 7.50%, 12/31/13	USD	347	347,931
Nuveen Investments, Inc., Term
Loan (First Lien), 3.29%,
11/13/14		1,075	1,001,592
			1,349,523
Chemicals — 5.6%
Arizona Chemical, Term Loan B,
6.75%, 11/18/16		600	603,375
CF Industries, Inc., Term Loan B-1,
4.50%, 4/05/15		249	249,860
Chemtura Corp., Exit Term Loan,
5.50%, 8/16/16		700	704,083
Gentek Holding, LLC, Term Loan B,
6.75%, 9/30/15		1,000	1,012,500
Huish Detergents, Inc., Tranche B
Term Loan, 2.01%, 4/26/14		239	227,708
Lyondell Chemical Co., Exit Term
Loan, 5.50%, 4/08/16		244	244,640
MacDermid, Inc., Tranche C Term
Loan, 3.01%, 12/15/13	EUR	237	283,624
PQ Corp. (FKA Niagara Acquisition,
Inc.), Term Loan (First Lien),
3.51% - 3.54%, 7/30/14	USD	811	770,810
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		607	608,880
Solutia, Inc., Term Loan, 4.50%,
3/17/17		550	552,331
Styron Sarl, Term Loan, 7.50%,
6/17/16		790	799,875
Tronox Worldwide LLC, Exit Term
Loan, 7.00%, 12/24/15		1,330	1,335,546
			7,393,232
Commercial Banks — 1.0%
CIT Group, Inc., Tranche 3 Term
Loan, 6.25%, 1/20/12		1,375	1,396,027
Commercial Services &
Supplies — 5.2%
ARAMARK Corp.:
Letter of Credit – 1 Facility,
2.13%, 1/26/14		14	13,640
Letter of Credit – 2 Facility,
3.51%, 7/26/16		10	9,690
US Term Loan, 2.16%,
1/26/14		172	169,317
US Term Loan B, 3.54%,
7/26/16		148	147,346
AWAS Finance Luxembourg Sarl,
Term Loan B, 7.75%, 6/10/16		675	687,375
Advanced Disposal Services, Inc.,
Term Loan B, 6.00%, 1/14/15		496	498,731

		Par
Floating Rate Loan Interests (b)		(000)	Value
Commercial Services & Supplies
(concluded)
Altegrity, Inc., Incremental Term
Loan, 7.75%, 2/21/15	USD	848	$ 849,995
Casella Waste Systems, Inc., Term
Loan B, 7.00%, 4/09/14		395	397,469
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		925	939,040
Diversey, Inc. (FKA Johnson
Diversey, Inc.), Tranche B Dollar
Term Loan, 5.25%, 11/24/15		399	401,718
International Lease Finance Corp.,
Term Loan 1, 6.75%, 3/17/15		650	658,357
Protection One, Inc., Term Loan,
6.00%, 6/04/16		737	732,904
Quad Graphics, Inc., Term Loan,
5.50%, 4/20/16		299	292,642
Synagro Technologies, Inc., Term
Loan (First Lien), 2.26%,
4/02/14		716	630,757
Volume Services America, Inc.
(Centerplate), Term Loan B,
10.75%, 8/24/16		500	498,750
			6,927,731
Communications
Equipment — 0.4%
Avaya, Inc., Term Loan B, 3.04%,
10/24/14		600	544,313
Construction & Engineering — 0.7%
Aquilex Holdings LLC, Term Loan,
5.50%, 4/01/16		100	98,629
Safway Services, LLC, First Out
Tranche Loan, 9.00%, 12/18/17		800	800,000
			898,629
Construction Materials — 0.3%
Fairmount Minerals Ltd., Term
Loan B, 6.25% - 6.75%,
8/05/16		425	430,490
Consumer Finance — 1.6%
AGFS Funding Co., Term Loan,
7.25%, 4/21/15		2,050	2,065,055
Containers & Packaging — 1.0%
Anchor Glass Container Corp.,
Term Loan (First Lien), 6.00%,
3/02/16		162	162,071
Berry Plastics Holding Corp., Term
Loan C, 2.27% - 2.28%,
4/03/15		409	384,039
Graham Packaging Co., LP, Term
Loan D, 6.00%, 9/16/16		800	806,500
			1,352,610
Diversified Consumer
Services — 3.2%
Coinmach Service Corp., Term
Loan, 3.28%, 11/14/14		1,457	1,270,687
Laureate Education, Series A New
Term Loan, 7.00%, 8/15/14		2,129	2,117,514

4 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Diversified Consumer
Services (concluded)
ServiceMaster Co.:
Closing Date Term Loan,
2.76% - 2.80%, 7/24/14	USD	867	$ 819,120
Delayed Draw Term Loan,
2.76%, 7/24/14		86	81,572
			4,288,893
Diversified Financial
Services — 2.3%
MSCI, Inc., Term Loan, 4.75%,
6/01/16		995	998,421
Reynolds Group Holdings, Inc.:
Incremental US Term Loan,
6.25%, 5/05/16		398	399,819
Term Loan D, 6.50%, 5/01/16		500	503,334
US Term Loan, 6.75%,
5/05/16		593	596,967
Whitelabel IV SA:
Term Loan B1, 6.75%,
8/11/17	EUR	160	207,870
Term Loan B2, 6.75%,
8/11/17		265	343,997
			3,050,408
Diversified Telecommunication
Services — 2.9%
Hawaiian Telcom Communications,
Inc., Term Loan, 9.00%,
10/28/15	USD	1,139	1,145,777
Integra Telecom Holdings, Inc.,
Term Loan, 9.25%, 4/15/15		823	830,393
Level 3 Communications,
Incremental Term Loan, 2.54%,
3/13/14		1,700	1,578,571
Wind Telecomunicazioni SpA:
Term Loan Facility B2, 3.47%,
5/26/14		149	148,218
Term Loan Facility C2, 3.47%,
5/24/13		149	148,218
			3,851,177
Electric Utilities — 0.9%
New Development Holdings LLC,
Term Loan, 7.00%, 7/03/17		1,146	1,164,452
Electrical Equipment — 0.5%
Baldor Electric Co., Term Loan,
5.25%, 1/31/14		654	655,855
Electronic Equipment, Instruments
& Components — 0.9%
CDW LLC (FKA CDW Corp.), Term
Loan, 4.25%, 10/10/14		666	641,312
Flextronics International Ltd.:
Closing Date Loan B, 2.50%,
10/01/12		517	511,194
Delayed Draw Term Loan A-2,
2.50%, 10/01/14		21	20,354
Delayed Draw Term Loan A-3,
2.50%, 10/01/14		24	23,746
			1,196,606

		Par
Floating Rate Loan Interests (b)		(000)	Value
Energy Equipment &
Services — 0.5%
MEG Energy Corp., Tranche D Term
Loan, 6.00%, 4/03/16	USD	693	$ 693,404
Food & Staples Retailing — 2.8%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.57%, 7/09/15	GBP	750	1,043,368
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50%, 2/11/16	USD	542	542,250
Pilot Travel Centers LLC, Initial
Tranche B Term Loan, 5.25%,
6/30/16		1,291	1,305,347
Rite Aid Corp., Term Loan B,
6.00%, 7/09/14		230	226,698
U.S. Foodservice, Inc., Term
Loan B, 2.75% - 2.76%,
7/03/14		635	574,940
			3,692,603
Food Products — 4.4%
Advance Pierre Foods, Term Loan
(Second Lien):
7.00% - 7.50%, 9/29/16		865	857,071
11.25%, 9/29/17		500	503,750
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan,
8.50%, 10/14/14		47	47,039
Term Loan A, 8.50%,
10/14/14		408	407,707
Term Loan B, 8.50%,
10/14/14		496	495,864
Dole Food Co., Inc., Tranche B-1
Term Loan, 5.00%, 3/02/17		306	306,734
Green Mountain Coffee, Inc.,
Term Loan B, 6.00%,11/09/16		500	502,813
Michael Foods Group, Inc. (FKA
M-Foods Holdings, Inc.),
Term Loan B, 6.25%, 6/29/16		499	503,270
Pilgrim’s Pride Corp., Term Loan A,
5.29%, 12/01/12		630	611,100
Pinnacle Foods Finance LLC:
Term Loan B, 2.76%, 4/02/14		150	146,039
Tranche D Term Loan, 6.00%,
4/02/14		697	704,403
Solvest Ltd. (Dole), Tranche C-1
Term Loan, 5.00% - 5.50%,
3/02/17		754	756,534
			5,842,324
Health Care Equipment &
Supplies — 0.7%
Biomet, Inc., Dollar Term Loan,
3.25% - 3.29%, 3/25/15		163	161,360
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC),
Term Loan, 3.26%, 5/20/14		353	345,526
Fresenius SE:
Tranche C-1 Dollar Term Loan,
4.50%, 9/10/14		285	286,873

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Health Care Equipment &
Supplies (concluded)
Fresenius SE: (concluded)
Tranche C-2 Term Loan,
4.50%, 9/10/14	USD	151	$ 151,880
			945,639
Health Care Providers &
Services — 5.7%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.55%, 7/25/14		83	81,377
Term Loan Facility, 2.55%,
7/25/14		1,618	1,601,790
DaVita, Inc., Term Loan B, 4.50%,
10/20/16		800	802,000
Gentiva Health Services, Inc., Term
Loan B, 6.75%, 8/12/16		165	166,100
HCA, Inc.:
Tranche A-1 Term Loan,
1.54%, 11/16/12		1,132	1,106,683
Tranche B-1 Term Loan,
2.54%, 11/18/13		87	84,786
Tranche B-2 Term Loan,
3.54%, 3/31/17		232	228,631
Harden Healthcare LLC.:
Add-on Term Loan, 7.75%,
3/02/15		619	606,742
Tranche A Term Loan, 8.50%,
2/22/15		385	376,944
inVentive Health, Inc. (FKA Ventive
Health, Inc.), Term Loan B,
6.50%, 7/31/16		1,167	1,173,086
Renal Advantage Holdings, Inc.,
Tranche B Term Loan, 6.00%,
6/03/16		524	524,342
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		801	803,462
			7,555,943
Health Care Technology — 1.2%
IMS Health, Inc., Tranche B Dollar
Term Loan, 5.25%, 2/26/16		993	1,001,979
MedAssets, Inc., Term Loan B,
5.25%, 11/15/16		600	602,625
			1,604,604
Hotels, Restaurants &
Leisure — 7.9%
Blackstone UTP Capital LLC, Loan,
7.75%, 11/06/14		744	751,819
Dunkin’ Finance Corp., 5.75%,
Term Loan B, 11/09/17		1,100	1,110,116
Gateway Casinos & Entertainment,
Ltd., Term Loan B, 6.50% -
7.50%, 10/20/15	CAD	1,000	979,007
Harrah’s Operating Co., Inc.:
Term Loan B-3, 3.29%,
1/28/15	USD	1,225	1,069,004
Term Loan B-4, 9.50%,
10/31/16		1,489	1,537,320

		Par
Floating Rate Loan Interests (b)		(000)	Value
Hotels, Restaurants & Leisure
(concluded)
Penn National Gaming, Inc., Term
Loan B, 2.00% - 2.04%, ,
10/03/12	USD	425	$ 422,167
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16		1,042	1,047,734
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 6.00%, 6/30/16		895	898,762
Travelport LLC (FKA Travelport, Inc.),
Delayed Draw Term Loan,
4.79% - 4.96%, 8/23/13		229	221,750
Twin River, Senior Secured Term
Loan, 8.50%, 11/05/15		475	469,054
Universal City Development
Partners Ltd., Term Loan, 5.50%,
11/16/14		571	574,957
VML US Finance LLC (FKA Venetian
Macau):
New Project Term Loan,
4.80%, 5/27/13		300	300,000
Term B Delayed Draw Project
Loan, 4.80%, 5/25/12		299	298,518
Term B Funded Project Loan,
4.80%, 5/27/13		861	860,372
			10,540,580
Household Durables — 0.5%
Visant Corp. (FKA Jostens), Term
Loan B, 7.00%, 12/20/16		600	604,875
IT Services — 4.8%
Audio Visual Services Group, Inc.,
Tranche B Term Loan (First
Lien), 2.54%, 2/28/14		341	274,896
Ceridian Corp., US Term Loan,
3.25% - 3.27%, 11/09/14		1,030	969,672
EVERTEC, Inc., Term Loan B,
7.00%, 8/20/16		400	398,000
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.00%, 9/24/14		1,245	1,120,500
Initial Tranche B-2 Term Loan,
3.00%, 9/24/14		1,463	1,316,509
Initial Tranche B-3 Term Loan,
3.00%, 9/24/14		536	483,115
SunGard Data Systems, Inc. (Solar
Capital Corp.), Incremental Term
Loan, 6.75%, 2/28/14		494	494,320
TransUnion LLC, Term Loan B,
6.75%, 6/15/17		1,247	1,259,656
			6,316,668
Independent Power Producers &
Energy Traders — 0.9%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.01%, 4/02/13		227	220,979
Tranche B Term Loan, 4.01%,
4/02/13		18	17,652

6 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (b)	(000)	Value
Independent Power Producers &
Energy Traders (concluded)
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-1 Term Loan,
3.75% - 3.79%, 10/10/14 USD	1,088	$ 840,069
Initial Tranche B-2 Term Loan,
3.75%- 3.79%, 10/10/14	229	176,763
		1,255,463
Industrial Conglomerates — 2.4%
Sequa Corp., Term Loan, 3.54% -
3.55%, 12/03/14	1,697	1,608,949
Tomkins Plc, Term Loan B, 6.75%,
9/16/16	1,500	1,516,407
		3,125,356
Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan,
3.29%, 8/21/14	228	221,354
Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14	382	382,574
Leisure Equipment &
Products — 0.4%
EB Sports Corp., Loan, 11.50%,
5/01/12	474	464,957
Marine — 0.2%
Horizon Lines, LLC:
Revolving Loan, 3.26% -
3.29%, 8/08/12	173	153,765
Term Loan, 3.29%, 8/08/12	141	134,507
		288,272
Media — 16.7%
Affinion Group, Inc., Tranche B
Term Loan, 5.00%, 10/09/16	746	740,964
Atlantic Broadband Finance, LLC,
Term Loan B, 5.00%, 11/12/15	500	501,875
Cengage Learning Acquisitions, Inc.
(Thomson Learning):
Term Loan, 2.54%, 7/03/14	1,000	921,625
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14	484	484,775
Cequel Communications, LLC, New
Term Loan, 2.25%, 11/05/13	283	279,474
Charter Communications Operating,
LLC:
Term Loan B1, 7.25%, 3/06/14	420	435,074
Term Loan C, 3.54%, 9/06/16	1,861	1,820,006
Clarke American Corp., Term Loan B,
2.76%, 6/30/14	572	507,546
Ellis Communications KDOC, LLC,
Loan, 10.00%, 12/30/11	1,939	727,241
FoxCo Acquisition Sub, LLC,
Term Loan, 7.50%, 7/14/15	445	439,031
Getty Images, Inc., Term Loan B,
5.25%, 10/29/16	1,100	1,108,525
HMH Publishing Co., Ltd., Tranche A
Term Loan, 5.75%, 6/12/14	746	689,453
Hanley-Wood, LLC, Term Loan,
2.56%, 3/10/14	740	327,293

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14	USD	251	$ 245,494
Tranche B-2-B Term Loan,
2.79%, 1/03/14		251	245,418
Tranche B-2-C Term Loan,
2.79%, 1/03/14		251	245,418
Interactive Data Corp., Term Loan,
6.75%, 1/29/17		599	606,475
Knology, Inc., Term Loan B, 5.50%,
9/27/16		600	601,688
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG),
Facility B1, 3.52%, 6/30/15	EUR	337	351,616
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17	USD	719	712,239
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		2,000	2,120,000
Nielsen Finance LLC:
Class A Dollar Term Loan,
2.25%, 8/09/13		34	33,292
Class B Dollar Term Loan,
4.00%, 5/01/16		1,020	1,009,721
Penton Media, Inc., Term Loan
(First Lien), 5.00%, 8/01/14		536	400,787
Sinclair Television Group, Inc., New
Tranche B Term Loan, 5.50%,
10/29/15		614	621,307
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16	EUR	1,000	1,289,931
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.54%, 6/01/12	USD	473	457,162
TWCC Holdings Corp.,
Replacement Term Loans,
5.00%, 9/14/15		859	862,954
UPC Financing Partnership,
Facility U, 4.85%, 12/31/17	EUR	800	971,911
Univision Communications, Inc.,
Exit Term Loan, 4.51%, 3/31/17		675	628,681
Virgin Media Investment Holdings
Ltd., Facility B, 4.77%,
12/31/15	GBP	750	1,153,675
Yell Group Plc/Yell Finance (UK)
Ltd., Facility A3, 2.76%, 8/09/11 USD		633	613,828
			22,154,479
Metals & Mining — 0.9%
Euramax International, Inc., Domestic
Term Loan:
10.00%, 6/29/13		643	611,128
14.00%, 6/29/13		610	579,080
			1,190,208
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA
NE Energy, Inc.):
Synthetic Letter of Credit,
2.81%, 11/01/13		4	4,163

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Multi-Utilities (concluded)
FirstLight Power Resources, Inc. (FKA
NE Energy, Inc.) (concluded)
Term B Advance (First Lien),
2.81%, 11/01/13	USD	236	$ 226,522
			230,685
Multiline Retail — 1.9%
Dollar General Corp., Tranche B-2
Term Loan, 3.00% - 3.01%,
7/07/14		270	268,828
Hema Holding BV, Facility D,
5.85%, 1/01/17	EUR	1,400	1,744,571
The Neiman Marcus Group, Inc.,
Term Loan B, 4.30%, 4/06/16	USD	495	484,335
			2,497,734
Oil, Gas & Consumable
Fuels — 2.1%
Big West Oil, LLC, Term Loan,
12.00%, 7/23/15		257	262,116
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/30/15		1,209	1,233,180
Turbo Beta Ltd., Dollar Facility,
14.25%, 3/15/18		1,794	1,255,796
			2,751,092
Personal Products — 0.5%
NBTY, Inc., Term Loan B, 6.25%,
9/20/17		700	707,870
Pharmaceuticals — 0.8%
Warner Chilcott Co., LLC, Term
Loan A, 6.00%, 10/30/14		357	356,864
Warner Chilcott Corp.:
Additional Term Loan, 6.25%,
4/30/15		210	210,646
Term Loan B-1, 6.25%,
4/30/15		107	107,333
Term Loan B-2, 6.25%,
4/30/15		176	177,032
Term Loan B-3, 6.50%,
2/20/16		148	148,843
Term Loan B-4, 6.50%,
2/20/16		47	47,834
			1,048,552
Professional Services — 1.3%
Booz Allen Hamilton, Inc.,
Tranche C Term Loan, 6.00%,
7/31/15		993	994,733
Fifth Third Processing Solutions,
LLC, Term Loan B, 5.50%,
10/21/16		700	702,275
			1,697,008
Real Estate Investment Trusts
(REITs) — 0.1%
iStar Financial, Inc., Term Loan
(Second Lien), 1.75%, 6/28/11		125	119,618

		Par
Floating Rate Loan Interests (b)		(000)	Value
Real Estate Management &
Development — 1.8%
Realogy Corp.:
Delayed Draw Term Loan B,
3.25% - 3.29%, 10/10/13	USD	1,340	$ 1,230,669
Initial Term Loan B, 3.29%,
10/10/13		587	538,871
Synthetic Letter of Credit,
0.11% - 3.15%, 10/10/13		80	73,453
Term Facility (Second Lien),
13.50%, 10/15/17		500	541,875
			2,384,868
Semiconductors & Semiconductor
Equipment — 0.5%
Freescale Semiconductor, Inc.,
Extended Maturity Term Loan,
4.50%, 12/01/16		219	206,135
Microsemi Corp., Term Loan B,
5.44%, 10/25/17		500	504,166
			710,301
Software — 0.7%
Telcordia Technologies, Inc., Term
Loan, 6.75%, 4/30/16		597	600,172
Vertafore, Inc., Term Loan B,
6.75%, 7/28/16		324	324,755
			924,927
Specialty Retail — 2.8%
Burlington Coat Factory
Warehouse Corp., Term Loan,
2.51% - 2.52%, 5/28/13		205	199,055
Gymboree Corp., Term Loan B,
5.50%,11/09/17		600	602,357
Matalan Finance Plc, Term Facility,
5.63%, 3/24/16	GBP	288	446,738
Michaels Stores, Inc.:
Term Loan B-1, 2.56%,
10/31/13	USD	265	255,731
Term Loan B-2, 4.81%,
7/31/16		390	385,667
Petco Animal Supplies, Inc., Term
Loan B, 6.00%, 8/18/17		1,100	1,101,925
Toys 'R' US, Inc., Term Loan B,
6.00%, 8/17/16		768	772,601
			3,764,074
Textiles, Apparel & Luxury
Goods — 0.5%
Philips Van Huesen Corp., US
Tranche B Term Loan, 4.75%,
5/06/16		653	660,363
Wireless Telecommunication
Services — 2.5%
Cavtel Holdings, LLC, Term Loan,
11.50%, 12/31/12		306	307,373
Digicel International Finance Ltd.,
US Term Loan (Non-Rollover),
2.81%, 3/30/12		1,511	1,465,989
MetroPCS Wireless, Inc., Tranche
B-2 Term Loan, 3.81%,
11/03/16		508	506,482

8 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (b)	(000)	Value
Wireless Telecommunication
Services (concluded)
Vodafone Americas Finance 2 Inc.,
Initial Loan, 6.88%, 7/30/15 USD	1,000	$ 1,015,000
		3,294,844
Total Floating Rate Loan Interests – 102.0%		135,158,835
Beneficial
Interest
Other Interests (h)	(000)
Auto Components — 1.1%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests	—(i)	1,455,830
Intermet Liquidating Trust, Class A	256	77
		1,455,907
Diversified Financial Services — 0.4%
J.G. Wentworth LLC Preferred Equity
Interests (j)	—(i)	596,461
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.	360	36
Household Durables — 0.5%
Stanley Martin, Class B Membership
Units (j)	1	677,500
Metals & Mining — 0.4%
RathGibson Acquisition Corp., LLC (j)	88	466,218
Total Other Interests – 2.4%		3,196,122
Warrants (k)	Shares
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14)	304	3
Oil, Gas & Consumable
Fuels — 0.0%
Turbo Cayman Ltd. (No expiration)	1	—
Software — 0.0%
Bankruptcy Management
Solutions, Inc. (Expires 9/29/17)	357	4
HMH Holdings/EduMedia
(Expires 3/09/17)	4,970	—
		4
Total Warrants – 0.0%		7
Total Long-Term Investments
(Cost – $182,597,510) – 129.9%		172,075,808

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.18% (l)(m)	2,660,011	$ 2,660,011
Total Short-Term Securities
(Cost – $2,660,011) – 2.0%		2,660,011
Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike
Price USD 942.86, expires
12/01/19, Broker Goldman Sachs
Bank USA	13	—
Total Options Purchased
(Cost – $12,711) – 0.0%		—
Total Investments
(Cost – $185,270,232*) – 131.9%		174,735,819
Liabilities in Excess of Other Assets – (31.9)%		(42,225,703)
Net Assets – 100.0%		$ 132,510,116

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 183,184,515
Gross unrealized appreciation	$ 6,287,071
Gross unrealized depreciation	(14,735,767)
Net unrealized depreciation	$ (8,448,696)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.
(d) Convertible security.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(i) Amount is less than $1,000.
(j) The investment is held by a wholly owned taxable subsidiary of the Fund.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

(l) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment

Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	1,822,139	837,872	2,660,011	$ 1,162

(m) Represents the current yield as of report date.

• Foreign currency exchange contracts as of November 30, 2010 were as follows:

						Unrealized
	Currency	Currency			Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)
	CAD	989,500 USD	969,777	Citibank NA	12/02/10	$ (5,906)
	USD	693,948 CAD	699,500	Citibank NA	1/19/11		13,243
	CAD	194,000 USD	189,849	Deutsche Bank AG	1/19/11		(1,061)
	USD	968,834 CAD	989,500	Citibank NA	1/19/11		5,920
	USD	2,466,045 GBP	1,552,500	Citibank NA	1/19/11		52,032
	USD	7,149,806 EUR	5,222,000	Deutsche Bank AG	1/28/11		372,887
	USD	528,404 EUR	390,000	Citibank NA	1/28/11		22,276
	EUR	295,000 USD	397,013	Citibank NA	1/28/11		(14,173)
	Total					$ 445,218
•	Credit default swaps on single-name issues – sold protection outstanding as of November 30, 2010 were as follows:
			Receive					Notional
			Fixed				Credit	Amount	Unrealized
	Issuer		Rate	Counterparty		Expiration	Rating1	(000)2	Depreciation
	BAA Ferrovial, Junior		2.00%	Deutsche Bank AG		March 2012	A-	GBP 300	$ (553)
	Term Loan

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
1 Using S&P’s rating of the issuer.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund's investments and derivatives:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed
Securities	—	—	$ 2,142,855	$ 2,142,855
Common Stocks	$ 1,135,726	$ 1,000,340	233,786	2,369,852
Corporate Bonds	--	28,302,499	905,638	29,208,137
Floating Rate
Loan Interests	--	105,340,787	29,818,048	135,158,835
Other Interests	—	1,455,830	1,740,292	3,196,122
Warrants	—	—	7	7
Short-Term
Securities	2,660,011	—	—	2,660,011
Unfunded Loan
Commitments	—	—	5,478	5,478
Liabilities:
Unfunded Loan
Commitments	—	—	(20,700)	(20,700)
Total	$ 3,795,737	$ 136,099,456	$ 34,825,404	$ 174,720,597
			Derivative Financial Instruments[l]
Valuation Inputs		Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange
contracts		—	$ 466,358	—	$ 466,358
Liabilities:
Credit contracts		—	—	$ (553)	(553)
Foreign currency exchange
contracts		—	(21,140)	—	(21,140)
Total		—	$ 445,218	$ (553)	$ 444,665

1Derivative financial instruments are swaps, foreign currency exchange contracts, and options. Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed		Corporate	Floating Rate Loan
	Securities	Common Stocks	Bonds	Interests
Assets/Liabilities:
Balance, as of
August 31, 2010	$ 338,985	$ 230,600	$ 904,927	$ 22,878,826
Accrued discounts/premiums	-	-	130	69,394
Realized gain (loss)	-	-	-	(91,299)
Change in unrealized
appreciation/ depreciation[2]	(284,985)	387,342	581	771,796
Purchases	-	-	-	138,141
Sales	-	(384,156)	-	(5,679,508)
Paydowns	-	-	-	(1,545,481)
Transfers in3	2,088,855	-	-	15,020,750
Transfers out[3]	-	-	-	(1,744,571)
Balance, as of
November 30, 2010	$ 2,142,855	$ 233,786	$ 905,638	$ 29,818,048
			Unfunded Loan
	Other Interests	Warrants	Commitments	Total
Assets/Liabilities:
Balance, as of
August 31, 2010	$ 1,589,042	$ 3	$ (46,660)	$ 25,895,723
Accrued discounts/premiums	-	-	-	69,524
Realized gain (loss)	-	-	-	(91,299)
Change in unrealized
appreciation/ depreciation[2]	151,250	-	31,438	1,057,422
Purchases	-	-	-	138,141
Sales	-	-	-	(6,063,664)
Paydowns	-	-	-	(1,545,481)
Transfers in3	-	4	-	17,109,609
Transfers out[3]	-	-	-	(1,744,571)
Balance, as of
November 30, 2010	$ 1,740,292	$ 7	$ (15,222)	$ 34,825,404

2The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2010 was $667,447.
3The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(concluded)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Assets/Liabilities:
Balance, as of
August 31, 2010	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized
appreciation/ depreciation[4]	-
Purchases	-
Sales	-
Paydowns	-
Transfers in5	$ (553)
Transfers out[5]	-
Balance, as of
November 30, 2010	$ (553)

4 The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2010 was $0.
5 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 26, 2011